Interest expense net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	$ 1,091	$ 969
Interest expense	18,691	21,730
Other interest income	(10)	(107)
Total interest expense, net	18,681	21,623
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	8,189	9,826
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	3,299	4,318
Finance lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	3,184	3,691
Mortgages
Schedule of Interest Expense [Line Items]
Interest on long term debt	999	963
Promissory notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	664	1,691
Financing obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	$ 1,265	$ 272